Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Receivables [Abstract]
Government institutions	$ 8,665	$ 6,409
Other receivables	19,594	20,288
Prepaid expenses	32,432	10,256
Total other receivables	$ 60,691	$ 36,953